Subsequent Event: (Details) $ in Thousands, $ in Thousands							12 Months Ended
	Mar. 03, 2021 MXN ($)	Feb. 19, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Feb. 18, 2021 MXN ($)	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Puerto Rico (Aerostar)
Disclosure of non-adjusting events after reporting period [line items]
Amount Of Grant offer, CARES ACT					$ 33,417	$ 717,590	$ 33,417	$ 717,590
Impact on revenue from operations | Puerto Rico (Aerostar)
Disclosure of non-adjusting events after reporting period [line items]
Amount Of Grant offer, CARES ACT			$ 10,577	$ 210,574
Agreements With Third Parties
Disclosure of non-adjusting events after reporting period [line items]
Advance payment agreed to pay by FONATUR		$ 50,000
Total consideration for sale of land		286,283
Remaining balance to be paid before july1, 2021		$ 236,283
Initial Payment received for sale of land	$ 50,000